Financial risk management - financial assets and liabilities by contractual term (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		R$ 52,031,458	R$ 43,679,493
Financial liabilities	R$ 37,826,082	46,053,506
Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		17,415,986	15,312,033
Financial liabilities	23,933,984	25,247,259
3 months Up to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		7,082,939	6,188,509
Financial liabilities	1,274,590	4,670,947
Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		27,532,533	22,178,951
Financial liabilities	12,617,508	16,135,300
Liabilities with financial institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,906,897	9,418,245
Liabilities with financial institutions | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,906,897	9,418,245
Liabilities with customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,642,804	29,063,988
Liabilities with customer | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,873,030	14,488,579
Liabilities with customer | 3 months Up to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	849,420	2,221,181
Liabilities with customer | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,920,354	12,354,228
Securities issued [Member]..
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,202,165	7,462,565
Securities issued [Member].. | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,149,070	1,260,814
Securities issued [Member].. | 3 months Up to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	421,032	2,447,535
Securities issued [Member].. | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,632,063	3,754,216
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	37,768	21,059
Derivatives [member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		7,466
Derivatives [member] | 3 months Up to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		5,416
Derivatives [member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	37,768	8,177
Long-term borrowings [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	36,448	87,649
Long-term borrowings [member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,987	72,155
Long-term borrowings [member] | 3 months Up to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,138	(3,185)
Long-term borrowings [member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	R$ 27,323	18,679
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		4,297,078	1,331,648
Cash and cash equivalents | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		4,297,078	1,331,648
Amounts due from financial institution
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		3,474,244	4,258,856
Amounts due from financial institution | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		3,474,244	4,258,856
Compulsory deposits at Banco Central do Brasil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		2,190,872	2,854,778
Compulsory deposits at Banco Central do Brasil | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		2,190,872	2,854,778
Securities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		14,908,297	12,448,565
Securities [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		478,410	666,788
Securities [Member] | 3 months Up to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		172,499	272,489
Securities [Member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		14,257,388	11,509,288
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		9,389
Derivative financial instruments | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		9,389
Loans and advances to customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		27,043,601	22,698,328
Loans and advances to customers | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		6,965,993	6,199,963
Loans and advances to customers | 3 months Up to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		6,910,440	5,916,020
Loans and advances to customers | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		13,167,168	10,582,345
Other assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		107,977	87,318
Other assets [member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk		R$ 107,977	R$ 87,318